Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Aug. 02, 2016
C000167184
Account Value [Line Items]
Line Graph and Table Measure Name	Canterbury Portfolio Thermostat - Institutional Shares
Account Value	$ 12,873	$ 12,541	$ 11,877	$ 12,781	$ 12,924	$ 10,439	$ 11,432	$ 11,311	$ 10,586	$ 10,000
MSCI WORLD INDEX Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Account Value	$ 25,935	$ 23,024	$ 19,355	$ 18,660	$ 19,256	$ 13,189	$ 13,661	$ 12,758	$ 11,206	$ 10,000